Note 7 - Long-term Debt - Debt Repayment Requirements (Details) $ in Thousands	Mar. 31, 2023 USD ($)
2024, debt	$ 10,000
2025, debt	10,000
2026, debt	267,598
2027, debt	6,000
2028, debt	149,500
Thereafter, debt	216
Total	$ 443,314